INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 28,327,569	$ 20,176,452	$ 3,450,873
Mutual funds	7,718,544	22,346,409
Total cash and cash equivalents	$ 36,046,113	$ 42,522,861	$ 3,450,873